Investment in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Combined Financial Information of Unconsolidated Affiliated Companies

Combined financial information of the unconsolidated affiliates companies accounted for by the equity method is as follows:

	December 31,
	2014	2013
Assets:
Current assets	$56,709	$58,852
Noncurrent assets	127,657	142,986

Total assets	$184,366	$201,838

Liabilties:
Current liabilities	$50,756	$46,105
Noncurrent liabilities	66,429	74,695

Total liabilities	$117,185	$120,800

	Year Ended
	2014	2013	2012
Results of operations:
Revenue	$157,722	$162,432	$146,972
Operating loss	$(14,915)	$(1,715)	$(4,371)
Loss from continuing operations	$(13,636)	$(2,900)	$(5,693)
Net loss	$(13,636)	$(2,900)	$(5,693)

Summary of Activity in Income from Unconsolidated Affiliates

A summary of activity in income from unconsolidated affiliates is as follows:

	Year Ended December 31,
Income from unconsolidated affiliates	2014	2013	2012
Loss from unconsolidated affiliates	$(1,604)	$(161)	$(430)
Elimination of intercompany revenue	1,970	1,804	1,634

Income from unconsolidated affiliates	$366	$1,643	$1,204